Events Occurring After the Reporting Period - Additional Information (Details) shares in Millions, $ in Millions, $ in Millions				3 Months Ended
	Oct. 04, 2019	Oct. 03, 2019 USD ($) $ / shares shares	Oct. 03, 2019 AUD ($) $ / shares shares	Sep. 30, 2019	Oct. 17, 2019 USD ($)
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Proceeds from issuance of shares		$ 50.5	$ 75.0
Placement of shares fully-paid		37.5	37.5
Description of principal repayment				On October 4, 2019, the Group satisfied the milestones required to defer the commencement of principal repayments of the Hercules borrowings to April 2020. Principal repayments can be further deferred to October 2020 if further milestones are met. Given the milestones were satisfied after the reporting period, the principal repayments that were to be due in October 2019 to March 2020 are classified as current as at the reporting date.
Ordinary Shares
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Proceeds from issuance of shares		$ 50.5	$ 75.0
Placement of shares fully-paid		37.5	37.5
Fully-paid ordinary shares price | $ / shares		2.00	2.00
Ordinary Shares | Lonza Bioscience Singapore Pte. Ltd | Manufacturing Service Agreement
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Minimum financial commitment amount | $					$ 15.1
Ordinary Shares | Bottom of Range
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Principal repayment due term	2019-10
Ordinary Shares | Top of Range
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Principal repayment due term	2020-03